DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of fair value measurement of liabilities [line items]
WACC (real, post-tax)		0.00%	0.00%	3.50%	3.50%
Bank borrowings. letters of credit		$ 197,500,000		$ 146,200,000
Letter of credit, extension period	1 year	1 year
Bank borrowings. letters of credit		$ 197,500,000		146,200,000
Bank short-term deposits		1,300,000		1,200,000
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of fair value measurement of liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs		366,000,000		377,200,000		$ 392,700,000
Undiscounted Value of Liabilities		$ 585,100,000		$ 547,000,000
Provision for decommissioning, restoration and rehabilitation costs | Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
WACC (real, post-tax)		3.25%	3.25%	0.37%	0.37%
Provision for decommissioning, restoration and rehabilitation costs | Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
WACC (real, post-tax)		89.87%	89.87%	131.96%	131.96%
Canadian Malartic
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		$ 96,100,000	$ 130.2	$ 71,400,000	$ 90.5
Bank borrowings. letters of credit		96,100,000	$ 130.2	71,400,000	$ 90.5
U.S.
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		13,600,000		13,600,000
Bank borrowings. letters of credit		13,600,000		13,600,000
Chile
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		56,600,000		34,100,000
Bank borrowings. letters of credit		$ 56,600,000		$ 34,100,000